STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 06, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued					644,000		128,000
Estimated expected term					5 years		5 years
Exercise price per share					$ 0.36		$ 0.50
Stock-based compensation						$ 50,000	$ 24,327	$ 0
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 179,000			$ 179,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 0.33
Options fully vested exercise price							$ 0.50
Options grants in period, value							$ 18,023
Option Repricing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued	252,440
Exercise price per share	$ 2.50			$ 0.50
Stock options outstanding percentage	54.00%
Stock option expense			$ 6,304				$ 6,304
Compensation and Related Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation		$ 32,192			$ 32,192
Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued		644,000
Estimated expected term		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Stock options vesting, description		six months after issuance and the balance 12 months after issuance
Exercise price per share		$ 0.36
One Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued							40,000
Options fully vested exercise price							$ 0.50
Two Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued							40,000
Options fully vested exercise price							$ 0.50
One Other Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued							20,000
Options fully vested exercise price							$ 0.50
Board Observer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued							20,000
Options fully vested exercise price							$ 0.50
Expiration period							10 years
New Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued							8,000
Stock options vesting, description							The 8,000 options to the new director vest half in 12 months and the balance in 24 months
Options fully vested exercise price							$ 0.50
Expiration period							5 years
2016 Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant										160,000
Number of options issued							128,000
Exercise price per share							$ 0.50
2016 Omnibus Equity Incentive Plan [Member] | Board Resolution and Amendment in 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant									400,000
2016 Omnibus Equity Incentive Plan [Member] | Board Resolution and Amendment in 2017 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant		1,000,000			1,000,000